SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
NATIONAL FUEL GAS COMPANY
TAX-DEFERRED SAVINGS PLAN
EIN: 13-1086010 PLAN No. 009
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

	(b) Identity of Issue, Borrower,	(c) Description of Investment Including Maturity Date,		(e) Current
(a)	Lessor or Similar Party	Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	Value

*	National Fuel Gas Company	ESOP Fund (609,742 units)	**	$34,215,991

	Mutual Funds:
*	Vanguard Group of Investment Companies	Institutional Index Fund Institutional Plus Shares (55,853 units)	**	30,834,840

*	Vanguard Group of Investment Companies	STAR Fund (560,243 units)	**	16,336,683

*	Vanguard Group of Investment Companies	Growth Index Fund Institutional (36,751 units)	**	9,229,923

*	Vanguard Group of Investment Companies	Extended Market Index Fund Institutional Shares (48,941 units)	**	7,762,486

*	Vanguard Group of Investment Companies	Total Bond Market Index Fund Institutional Shares (610,065 units)	**	5,960,337

*	Vanguard Group of Investment Companies	Cash Reserves Federal Money Market Fund Admiral Shares (4,252,251 units)	**	4,252,251

*	Vanguard Group of Investment Companies	European Stock Index Fund Institutional Shares (93,799 units)	**	4,178,729

*	Vanguard Group of Investment Companies	Target Retirement 2050 Fund (62,029 units)	**	3,677,094

*	Vanguard Group of Investment Companies	Target Retirement 2060 Fund (56,822 units)	**	3,465,024

*	Vanguard Group of Investment Companies	Value Index Fund Institutional Shares (44,127 units)	**	3,287,883

*	Vanguard Group of Investment Companies	Target Retirement 2055 Fund (48,440 units)	**	3,204,762

*	Vanguard Group of Investment Companies	Target Retirement 2040 Fund (63,960 units)	**	3,194,812

*	Vanguard Group of Investment Companies	Target Retirement 2045 Fund (65,132 units)	**	2,262,691

*	Vanguard Group of Investment Companies	Pacific Stock Index Fund Institutional Shares (119,580 units)	**	2,050,801

*	Vanguard Group of Investment Companies	Target Retirement 2030 Fund (45,362 units)	**	1,920,157

*	Vanguard Group of Investment Companies	Target Retirement 2035 Fund (57,785 units)	**	1,582,162

*	Vanguard Group of Investment Companies	Target Retirement 2065 Fund (38,436 units)	**	1,538,591

*	Vanguard Group of Investment Companies	Total International Stock Index Fund Admiral Shares (17,771 units)	**	720,245

*	Vanguard Group of Investment Companies	Target Retirement Income Fund (51,385 units)	**	712,707

*	Vanguard Group of Investment Companies	Target Retirement 2020 Fund (19,432 units)	**	533,400

*	Vanguard Group of Investment Companies	Target Retirement 2025 Fund (25,340 units)	**	505,539

*	Vanguard Group of Investment Companies	Target Retirement 2070 Fund (4,637 units)	**	147,555
		Total Mutual Funds		107,358,672

	Common/Collective Trust (1):
*	Vanguard Group of Investment Companies	Retirement Savings Trust III (5,175,860 units)	**	5,175,860

*	National Fuel Gas Company Tax-Deferred Savings Plan	Notes Receivable from Participants (Interest rates range from 4.25% to 9.50%, with maturity dates through 2050)		2,026,443

	TOTAL			$148,776,966
* Denotes known party-in-interest to the Plan.
** Investments are participant directed, thus cost information is not required.
(1)    The audited annual report for the Vanguard Retirement Savings Trust has been filed with the Department of Labor by the Vanguard Fiduciary Trust Company. The entity's tax identification number is 38-7041744.